UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21326

Cohen & Steers REIT and Preferred Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

Item 1. Schedule of Investments

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number
	of Shares	Value
COMMON STOCK 62.3%
DIVERSIFIED 2.1%
Vornado Realty Trust(a)	157,474	$5,234,436

HEALTH CARE 12.5%
HCP	400,788	7,154,066
Health Care REIT(b)	123,250	3,770,218
LTC Properties(b)	61,524	1,079,131
Nationwide Health Properties	377,767	8,382,650
Omega Healthcare Investors(b)	292,126	4,113,134
Senior Housing Properties Trust	123,560	1,732,311
Ventas	220,840	4,993,192
		31,224,702
HOTEL 1.5%
Hospitality Properties Trust	209,402	2,512,824
Host Hotels & Resorts	321,530	1,260,398
		3,773,222
INDUSTRIAL 3.7%
AMB Property Corp.	309,086	4,450,838
EastGroup Properties(b)	61,478	1,725,687
ProLogis	446,599	2,902,894
		9,079,419
OFFICE 13.9%
BioMed Realty Trust	298,541	2,021,123
Boston Properties(a)	262,728	9,203,362
Highwoods Properties	195,418	4,185,853
Kilroy Realty Corp.	133,154	2,288,917
Liberty Property Trust	272,462	5,160,430
Mack-Cali Realty Corp.	596,502	11,816,705
		34,676,390
RESIDENTIAL—APARTMENT 10.7%
American Campus Communities(b)	147,291	2,556,972
Apartment Investment & Management Co.	494,507	2,709,898

	Number
	of Shares	Value
AvalonBay Communities	78,977	$3,716,657
BRE Properties	49,075	963,342
Education Realty Trust	392,447	1,369,640
Equity Residential	356,699	6,545,427
Home Properties	148,698	4,557,594
UDR	483,680	4,164,485
		26,584,015
SELF STORAGE 6.4%
Extra Space Storage	244,800	1,348,848
Public Storage	196,980	10,883,145
Sovran Self Storage	148,523	2,982,342
U-Store-It Trust	353,000	713,060
		15,927,395
SHOPPING CENTER 11.5%
COMMUNITY CENTER 5.1%
Federal Realty Investment Trust	110,132	5,066,072
Inland Real Estate Corp.	349,471	2,477,749
Kimco Realty Corp.	144,128	1,098,255
Regency Centers Corp.	152,638	4,055,592
		12,697,668
FREE STANDING 0.1%
National Retail Properties	23,965	379,606

REGIONAL MALL 6.3%
Macerich Co.(a)	273,679	1,713,230
Simon Property Group	400,211	13,863,309
		15,576,539
TOTAL SHOPPING CENTER		28,653,813

TOTAL COMMON STOCK (Identified cost—$252,527,432)		155,153,392

PREFERRED SECURITIES—$25 PAR VALUE 44.9%
BANK 3.8%
BAC Capital Trust XII, 6.875%, due 8/2/55, Series C(b)	95,137	1,093,124

	Number
	of Shares	Value
Bank of America Corp., 8.625%, Series MER(b)	140,000	$1,463,000
Citigroup Capital VIII, 6.95%, due 9/15/31 (TruPS)	60,048	514,611
Cobank ACB, 7.00%, 144A, ($50 par value)(c),(d)	120,000	3,253,320
JPMorgan Chase Capital XXVI, 8.00%, due 5/15/48, Series Z(b)	99,375	1,999,425
Wachovia Capital Trust X, 7.85%, due 12/1/67(b)	68,425	1,163,225
		9,486,705
BANK—FOREIGN 9.0%
Barclays Bank PLC, 8.125%(b)	490,550	6,534,126
Deutsche Bank Contingent Capital Trust III, 7.60%(b)	235,000	3,052,650
HSBC Holdings PLC, 8.125%(b)	170,000	3,401,700
Royal Bank of Scotland Group PLC, 7.25%, Series T	13,806	86,288
Santander Finance Preferred, 4.00%, Series 6 (FRN)(b)	140,490	1,159,042
Santander Finance Preferred, 6.50%(b)	113,010	1,581,010
Santander Finance Preferred, 6.80%(b)	474,955	6,483,136
		22,297,952
ELECTRIC—INTEGRATED 1.1%
FPC Capital I, 7.10%, due 5/13/39, Series A (QUIPS)(b)	121,150	2,654,396

ENERGY- INTEGRATED OIL & GAS 0.8%
Nexen, 7.35%, due 11/1/43, Series B(b)	116,745	1,932,130

FINANCE 2.0%
INVESTMENT BANKER/BROKER 1.2%
Bear Stearns Capital Trust III, 7.80%, 5/15/31(b)	70,000	1,466,500
Morgan Stanley Capital Trust III, 6.25%(b)	99,962	1,442,452
		2,908,952
INVESTMENT BANKER/BROKER—FOREIGN 0.6%
Credit Suisse Guernsey, 7.90%(b)	90,000	1,531,800

MORTGAGE LOAN/BROKER 0.2%
Countrywide Capital V, 7.00%, due 11/1/36	50,000	474,000
TOTAL FINANCE		4,914,752

GAS—DISTRIBUTION 1.2%
Southwest Gas Capital Trust II, 7.70%, due 9/15/43(b)	147,140	3,053,155

	Number
	of Shares	Value
INSURANCE 9.5%
LIFE/HEALTH INSURANCE—FOREIGN 0.5%
Prudential PLC, 6.50%, Series A(b)	100,000	$1,231,000

MULTI-LINE 0.5%
MetLife, 6.50%, Series B(b)	90,000	1,320,300

MULTI-LINE—FOREIGN 4.2%
Allianz SE, 8.375%(b)	400,000	6,740,000
ING Groep N.V., 7.375%(b)	328,300	3,063,039
ING Groep N.V., 8.50%(b)	61,353	668,748
		10,471,787
PROPERTY CASUALTY 0.4%
Berkley W R Capital Trust II, 6.75%, due 7/26/45(b)	54,964	1,058,057

PROPERTY CASUALTY—FOREIGN 2.0%
Arch Capital Group Ltd., 7.875%, Series B(b)	100,443	1,872,257
Arch Capital Group Ltd., 8.00%(b)	160,000	3,176,000
		5,048,257
REINSURANCE—FOREIGN 1.9%
Aspen Insurance Holdings Ltd., 7.401%, Series A(b)	160,000	2,148,800
Axis Capital Holdings Ltd., 7.50%, Series B ($100 par value)	40,000	2,472,500
		4,621,300
TOTAL INSURANCE		23,750,701

MEDIA—DIVERSIFIED SERVICES 4.6%
Comcast Corp., 6.625%, due 5/15/56(b)	150,060	2,839,135
Comcast Corp., 7.00%, due 9/15/55, Series B(b)	350,094	7,047,392
Viacom, 6.85%, due 12/5/55(b)	87,013	1,490,533
		11,377,060
REAL ESTATE 10.5%
DIVERSIFIED 1.6%
Duke Realty Corp., 6.95%, Series M(b)	100,000	850,000
Duke Realty Corp., 7.25%, Series N(b)	133,400	1,148,574
Duke Realty Corp., 8.375%, Series O(b)	100,004	1,138,045

	Number
	of Shares	Value
Vornado Realty Trust, 6.75%, Series H(b)	56,100	$802,230
		3,938,849
HEALTH CARE 1.2%
Omega Healthcare Investors, 8.375%, Series D(b)	159,669	2,874,042

INDUSTRIAL 0.3%
First Industrial Realty Trust, 7.25%, Series J(b)	109,560	794,310

OFFICE 0.5%
BioMed Realty Trust, 7.375%, Series A	55,000	590,150
SL Green Realty Corp., 7.625%, Series C(b)	70,000	689,500
		1,279,650
OFFICE/INDUSTRIAL 1.3%
PS Business Parks, 7.00%, Series H(b)	108,864	1,742,913
PS Business Parks, 7.95%, Series K(b)	83,500	1,487,970
		3,230,883
RESIDENTIAL- APARTMENT 0.9%
Apartment Investment & Management Co., 8.00%, Series V(b)	101,000	1,093,830
Apartment Investment & Management Co., 7.875%, Series Y(b)	110,000	1,136,300
		2,230,130
SELF STORAGE 1.3%
Public Storage, 7.25%, Series I(b)	70,007	1,365,137
Public Storage, 7.25%, Series K(b)	100,035	1,923,673
		3,288,810
SHOPPING CENTER 3.1%
COMMUNITY CENTER 3.1%
Developers Diversified Realty Corp., 7.50%, Series I	57,720	297,835
Kimco Realty Corp., 7.75%, Series G(b)	134,996	1,842,696
Regency Centers Corp., 7.25%, Series D(b)	140,000	2,207,800
Saul Centers, 8.00%, Series A(b)	60,000	1,320,000
Weingarten Realty Investors, 6.50%, Series F(b)	191,165	2,139,136
		7,807,467

	Number
	of Shares	Value
REGIONAL MALL 0.0%
CBL & Associates Properties, 7.75%, Series C	3,100	$19,685
TOTAL SHOPPING CENTER		7,827,152

SPECIALTY 0.3%
Digital Realty Trust, 7.875%, Series B(b)	46,900	754,386
TOTAL REAL ESTATE		26,218,212

TELECOMMUNICATION SERVICES 2.0%
Telephone & Data Systems, 7.60%, due 12/1/41, Series A(b)	217,505	3,808,513
United States Cellular Corp., 7.50%, due 6/15/34(b)	72,400	1,288,720
		5,097,233
UTILITIES 0.4%
Xcel Energy, 7.60%(b)	40,000	928,400

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$183,585,021)		111,710,696

PREFERRED SECURITIES—CAPITAL SECURITIES 48.4%
BANK 16.1%
AgFirst Farm Credit Bank, 6.585%, due 6/29/49 144A(d)	3,000,000	1,801,572
AgFirst Farm Credit Bank, 7.30%, due 10/14/49, 144A(c),(d)	18,000,000	9,192,060
Astoria Capital Trust I, 9.75%, due 11/1/29, Series B(c)	10,000,000	9,109,460
Bank of America Corp., 8.00%, due 12/29/49(b)	3,000,000	1,202,790
Bank of America Corp., 8.125%, due 12/29/49(b)	1,500,000	617,010
CoBank ACB, 11.00%, Series C, 144A(d)	100,000	4,570,550
JPMorgan Chase, 7.90%, due 4/29/49(b)	7,500,000	4,829,633
PNC Preferred Funding Trust I, 8.70%, due 12/31/49, 144A(d)	4,000,000	1,802,372
Regions Financing Trust II, 6.625%, due 5/15/47(b)	3,000,000	1,088,226
Sovereign Capital Trust VI, 7.908%, due 6/13/36(b)	4,250,000	2,814,524
Webster Capital Trust IV, 7.65%, due 6/15/37(b)	2,750,000	1,142,427
Wells Fargo & Co, 7.98%, due 2/28/49(b)	4,000,000	1,882,260
		40,052,884
BANK—FOREIGN 6.9%
Barclays Bank PLC, 7.434%, due 9/29/49, 144A(d)	5,430,000	2,258,446
BNP Paribas, 7.195%, due 12/31/49, 144A(d)	6,000,000	3,074,100

	Number
	of Shares	Value
HSBC Capital Funding LP, 10.176%, due 12/29/49, 144A(d)	12,430,000	$9,153,638
Standard Chartered PLC, 7.014%, due 12/30/49, 144A(d)	5,500,000	2,561,840
		17,048,024
ELECTRIC—INTEGRATED 2.9%
Dominion Resources Capital Trust I, 7.83%, due 12/1/27(b)	2,464,000	2,014,460
DPL Capital Trust II, 8.125%, due 9/1/31	3,000,000	2,955,642
FPL Group Capital, 7.30%, due 9/1/67, Series D(b)	3,000,000	2,238,201
		7,208,303
FINANCE 4.4%
CREDIT CARD 0.5%
Capital One Capital III, 7.686%, due 8/15/36(b)	4,000,000	1,365,104

DIVERSIFIED FINANCIAL SERVICES 1.8%
ZFS Finance USA Trust II, 6.45%, due 12/15/65, 144A(d)	10,500,000	4,542,248

INVESTMENT BANKER/BROKER 1.9%
Schwab Capital Trust I, 7.50%, due 11/15/37	7,500,000	4,737,307

INVESTMENT MANAGEMENT 0.2%
Aberdeen Asset Management, 7.90%, due 12/31/49	800,000	412,000
TOTAL FINANCE		11,056,659
FOOD 3.5%
Dairy Farmers of America, 7.875%, 144A(c),(d)	75,000	4,293,750
HJ Heinz Finance Co, 8.00%, due 7/15/13, 144A(d)	50	4,325,000
		8,618,750
GAS UTILITIES 1.5%
Southern Union Co., 7.20%, due 11/1/66(b)	7,500,000	3,787,500

INSURANCE 6.5%
LIFE/HEALTH INSURANCE 1.0%
Great-West Life & Annuity Insurance Co., 7.153%, due 5/16/46, 144A(d)	5,000,000	2,505,950

MULTI-LINE 2.9%
AXA SA, 6.463%, due 12/31/49, 144A(d)	4,000,000	1,423,280

	Number
	of Shares	Value
AXA SA, 6.379%, due 12/14/49, 144A(d)	2,000,000	$732,860
Catlin Insurance Co., 7.249%, due 12/1/49, 144A(d)	4,000,000	1,085,428
Old Mutual Capital Funding, 8.00%, due 5/29/49, (Eurobond)	2,000,000	740,000
USF&G Capital, 8.312%, due 7/1/46, 144A(d)	3,845,000	3,182,241
		7,163,809
PROPERTY CASUALTY 2.6%
Liberty Mutual Group, 7.00%, due 3/15/37, 144A(c),(d)	8,000,000	2,886,640
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(c),(d)	9,500,000	3,622,293
		6,508,933
TOTAL INSURANCE		16,178,692

PIPELINES 3.3%
Enterprise Products Operating LP, 8.05%, due 10/1/37(b)	6,000,000	3,183,894
Enterprise Products Operating LP, 8.375%, due 8/1/66(b)	7,500,000	5,031,030
		8,214,924
TELECOMMUNICATION SERVICES 3.3%
Centaur Funding Corp., 9.08%, due 4/21/20 144A(c),(d)	12,954	8,161,020

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$213,110,642)		120,326,756

	Principal
	Amount
CORPORATE BONDS 7.7%
BANK 0.9%
CoBank ACB, 7.875%, due 4/16/18, 144A(d)	$2,250,000	2,199,402
BANK—FOREIGN 1.1%
Barclays Bank PLC, 7.70%, due 4/25/49, 144A(d)	4,250,000	1,869,996
Natixis, 10.00%, due 4/29/49, 144A(d)	3,000,000	901,554
		2,771,550
INSURANCE 4.7%
MULTI-LINE 1.1%
MetLife Capital Trust X, 9.25%, due 4/8/38, 144A(d)	5,000,000	2,804,285

	Principal
	Amount	Value
MULTI-LINE—FOREIGN 1.4%
QBE Insurance Group Ltd., 9.75%, due 3/14/14, 144A(d)	$3,500,000	$3,501,911

PROPERTY CASUALTY 2.2%
ACE Capital Trust II, 9.70%, due 4/1/30(b)	3,910,000	3,038,696
Liberty Mutual Group, 10.75%, due 6/15/58, 144A(d)	5,000,000	2,452,825
		5,491,521
TOTAL INSURANCE		11,797,717

REAL ESTATE—SHOPPING CENTER—REGIONAL MALL 1.0%
Simon Property Group LP, 10.35%, due 4/1/19(b)	2,500,000	2,433,392

TOTAL CORPORATE BONDS (Identified cost—$27,897,849)		19,202,061

		Number
		of Shares
SHORT-TERM INVESTMENTS 6.7%
MONEY MARKET FUNDS
Dreyfus Treasury Cash Management Fund, 0.09%(e)		2,700,570	2,700,570
Federated U.S. Treasury Cash Reserves Fund, 0.01%(e)		13,867,454	13,867,454

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$16,568,024)			16,568,024

TOTAL INVESTMENTS (Identified cost—$693,688,968)	170.0%		422,960,929

LIABILITIES IN EXCESS OF OTHER ASSETS	(5.7)%		(14,118,508)

LIQUIDATION VALUE OF PREFERRED SHARES	(64.3)%		(160,000,000)

NET ASSETS APPLICABLE TO COMMON SHARES (Equivalent to $5.15 per share based on 48,357,578 shares of common stock outstanding)	100.0%		$248,842,421

Glossary of Portfolio Abbreviations

FRN	Floating Rate Note
QUIPS	Quarterly Income Preferred Securities
REIT	Real Estate Investment Trust
TruPS	Trust Preferred Securities

Note: Percentages indicated are based on the net assets applicable to common shares of the Fund.

(a) A portion of the security is segregated as collateral for interest rate swap transactions: $14,134,650 has been segregated as collateral.

(b) A portion or all of the security is pledged in connection with the revolving credit agreement: $115,000,273 has been pledged as collateral.

(c) Illiquid security. Aggregate holdings equal 16.3% of net assets applicable to common shares of the Fund.

(d) Resale is restricted to qualified institutional investors. Aggregate holdings equal 35.4% of net assets applicable to common shares of the Fund.

(e) Rate quoted represents the seven day yield of the fund.

Interest rate swaps outstanding at March 31, 2009 are as follows:

		Fixed	Floating Rate(a)
	Notional	Rate	(reset monthly)	Termination	Unrealized
Counterparty	Amount	Payable	Receivable	Date	Depreciation
Merrill Lynch Derivative Products Ag(b)	$45,000,000	3.510%	0.523%	December 22, 2012	$(3,075,872)
Royal Bank of Canada(b)	$60,000,000	3.653%	0.556%	July 17, 2013	(4,650,406)
Royal Bank of Canada(b)	$70,000,000	3.615%	0.523%	March 29, 2014	(5,397,739)
					$(13,124,017)

(a) Based on LIBOR (London Interbank Offered Rate). Represents rates in effect at March 31, 2009.

(b) Fair valued security. This security has been fair valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s board of directors. Aggregate holdings equal (5.3)% of net assets applicable to common shares of the Fund.

Limited Access

Note 1: Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the Pink Sheets, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities. Interest rate swaps are valued utilizing quotes received from an outside pricing service.

Portfolio securities primarily traded on foreign markets are generally valued at the closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Securities for which market prices are unavailable, or securities for which the investment manager determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at March 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$422,960,929	$261,138,268	$146,114,571	$15,708,090

Other Financial Instruments*	(13,124,017)	—	(13,124,017)	—

* Other financial instruments are interest rate swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2008	$24,596,427

Accrued premiums	27

Realized loss	(2,292,468)

Change in unrealized depreciation	(503,985)

Net sales	(2,590,000)

Transfers in/out of Level 3	(3,501,911)
Balance as of March 31, 2009	$15,708,090

Note 2. Derivative Investments: The Fund has adopted the provisions of Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). This new standard requires funds to disclose information intended to enable financial statement users to understand how and why the fund uses derivative instruments, how derivative instruments are accounted for under FAS 133 and how derivative instruments affect the company’s financial position, results of operations, and cash flows. All changes to the disclosures required in this report have been made in accordance with FAS 161.

The following is a summary of the market valuations of the Fund’s derivative instruments:

Interest Rate Contracts	$(13,124,017)

Interest Rate Swaps: The Fund uses interest rate swaps in connection with the sale of preferred shares and borrowing under its credit agreement. The interest rate swaps are intended to reduce the risk that an increase in short-term interest rates could have on the performance of the Fund’s common shares as a result of the floating rate structure of the preferred shares and the credit agreement. In these interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty agreeing to pay the Fund a variable rate payment that is intended to approximate the Fund’s variable rate payment obligation on the preferred shares and the credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the common shares. The market value of interest rate swaps is based on pricing models that consider the time value of money, volatility, the current market and contractual prices of the underlying financial instrument. Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability on the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected in the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that such amount is positive.

Note 3. Income Tax Information

As of March 31, 2009, the federal tax cost and net unrealized depreciation were as follows:

Gross Unrealized appreciation	$5,966,467
Gross Unrealized depreciation	(276,694,506)
Net unrealized depreciation	$(270,728,039)

Cost for federal income tax purpose	$693,688,968

Item 2. Controls and Procedures

(a)                                The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                               During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

By:	/s/ Adam M. Derechin

Name: Adam M. Derechin

Title: President

Date: May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal executive officer		Title: Treasurer and principal financial officer

Date: May 28, 2009